JPMorgan SmartRetirement® 2030 Fund
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan SmartRetirement® 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 76.1%
Fixed Income — 41.9%
JPMorgan Core Bond Fund Class R6 Shares (a)	87,919	909,958
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	41,873	303,583
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	6,927	44,818
JPMorgan High Yield Fund Class R6 Shares (a)	28,169	182,819
Total Fixed Income		1,441,178
International Equity — 6.2%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	219	9,570
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,455	53,709
JPMorgan International Equity Fund Class R6 Shares (a)	6,716	149,490
Total International Equity		212,769
U.S. Equity — 28.0%
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	847	37,444
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	853	19,030
JPMorgan Small Cap Value Fund Class R6 Shares (a)	632	18,640
JPMorgan U.S. Equity Fund Class R6 Shares (a)	17,847	445,642
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	9,780	445,187
Total U.S. Equity		965,943
Total Investment Companies (Cost $2,163,318)		2,619,890
Exchange-Traded Funds — 22.4%
Alternative Assets — 1.1%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	99	9,469
JPMorgan Realty Income ETF (a)	592	28,473
Total Alternative Assets		37,942
Fixed Income — 2.0%
JPMorgan Inflation Managed Bond ETF (a)	1,404	67,924
International Equity — 15.3%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	1,062	55,262
JPMorgan Global Select Equity ETF (a)	2,973	194,055
JPMorgan International Research Enhanced Equity ETF (a)	3,676	278,363
Total International Equity		527,680
U.S. Equity — 4.0%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,253	135,835
Total Exchange-Traded Funds (Cost $546,708)		769,381
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.13%, 1/31/2027 (b) (Cost $2,736)	2,724	2,732

JPMorgan SmartRetirement® 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.2%
Investment Companies — 1.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (c) (Cost $42,779)	42,779	42,779
Total Investments — 99.8% (Cost $2,755,541)		3,434,782
Other Assets in Excess of Liabilities — 0.2%		6,854
NET ASSETS — 100.0%		3,441,636

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2026.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of March 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	847	06/19/2026	USD	61,568	(467)

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$769,381	$—	$—	$769,381
Investment Companies	2,619,890	—	—	2,619,890

JPMorgan SmartRetirement® 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
U.S. Treasury Obligations	$—	$2,732	$—	$2,732
Short-Term Investments
Investment Companies	42,779	—	—	42,779
Total Investments in Securities	$3,432,050	$2,732	$—	$3,434,782
Depreciation in Other Financial Instruments
Futures Contracts	$(467)	$—	$—	$(467)
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$68,876	$4,210	$30,920	$6,928	$6,168	$55,262	1,062	$2,020	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	11,998	532	3,530	146	323	9,469	99	263	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	167,486	7,019	56,468	18,472	(674)	135,835	1,253	1,631	—
JPMorgan Core Bond Fund Class R6 Shares (a)	1,105,376	63,877	262,075	(25,051)	27,831	909,958	87,919	33,393	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	368,059	22,139	87,733	(6,562)	7,680	303,583	41,873	13,361	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	54,034	2,880	13,774	791	887	44,818	6,927	2,536	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	12,762	762	6,623	4,344	(1,675)	9,570	219	177	6
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	66,357	6,980	30,424	4,862	5,934	53,709	2,455	2,474	—
JPMorgan Global Select Equity ETF (a)	240,126	8,541	59,977	11,866	(6,501)	194,055	2,973	2,946	—
JPMorgan High Yield Fund Class R6 Shares (a)	220,824	16,554	52,968	(729)	(862)	182,819	28,169	10,367	—
JPMorgan Inflation Managed Bond ETF (a)	74,008	7,631	13,801	(97)	183	67,924	1,404	2,012	—
JPMorgan International Equity Fund Class R6 Shares (a)	184,899	23,272	58,232	17,040	(17,489)	149,490	6,716	5,684	6,579
JPMorgan International Research Enhanced Equity ETF (a)	343,325	32,244	121,833	31,327	(6,700)	278,363	3,676	10,293	—
JPMorgan Realty Income ETF (a)	35,952	1,380	9,178	1,000	(681)	28,473	592	638	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	—	42,260	42,260	—	—	—	—	5	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	31,181	20,816	8,165	(1,539)	(4,849)	37,444	847	186	4,923
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	30,409	3,018	15,623	5,134	(3,908)	19,030	853	104	1,668
JPMorgan Small Cap Value Fund Class R6 Shares (a)	30,412	3,413	18,627	3,814	(372)	18,640	632	223	2,398
JPMorgan U.S. Equity Fund Class R6 Shares (a)	553,447	56,348	147,670	52,969	(69,452)	445,642	17,847	2,620	28,116

JPMorgan SmartRetirement® 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	$51,631	$315,287	$324,139	$—	$—	$42,779	42,779	$1,612	$—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	553,310	47,865	161,241	40,032	(34,779)	445,187	9,780	3,675	24,812
Total	$4,204,472	$687,028	$1,525,261	$164,747	$(98,936)	$3,432,050		$96,220	$68,502

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.